Financial risk management (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Financial Risk Management
Loans, financing, debentures and finance leases	R$ 276,020	R$ 112,175	R$ 99,845
Total payable for purchase of farms (Note 13)		24,646
Total trade accounts payables (Note 14.1)	48,518	37,805
Total derivatives (Note 6)	12,634	3,978
Liabilities	423,735	215,825
Less: cash and cash equivalents (Note 5.1)	(104,314)	(43,798)
Less: marketable securities (Notes 5.2)	(29,441)	(24,060)
Total Securities	(133,755)	(67,858)
Net debt	203,417	110,746
Total equity	R$ 755,864	R$ 667,468	R$ 687,488	R$ 756,162
Financial leverage	26.91%	16.59%